Recurring Fair Value Measurements - Additional Information (Detail) - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Investments held in Trust Account	$ 277,845,876	$ 277,873,665
Transfers between levels	0	0
Money Market Funds [Member]
Investments held in Trust Account	$ 277,845,876	$ 277,873,665